As filed with the Securities and Exchange Commission on March 1, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 – December 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS INTERNATIONAL SMALL CAP FUND

ACUITAS US MICROCAP FUND

SEMI-ANNUAL REPORT

December 31, 2018

(Unaudited)

Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (844) 805-5628, acuitas.ta@atlanticfundservices.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 805-5628, acuitas.ta@atlanticfundservices.com, or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all funds held with Acuitas Funds.

TABLE OF CONTENTS

Acuitas International Small Cap Fund
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Acuitas US Microcap Fund
Schedule of Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Additional Information	21

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares	Security Description	Value
Equity Securities - 97.3%
Common Stock - 97.0%
Australia - 4.9%
13,069	ARB Corp., Ltd.	$138,077
100,000	Duxton Water, Ltd.	106,357
74,000	Greencross, Ltd.	283,543
105,339	IDP Education, Ltd.	732,310
20,600	SmartGroup Corp., Ltd.	128,845
66,590	The Star Entertainment Group, Ltd.	213,876
91,660	Western Areas, Ltd.	129,122
		1,732,130
Austria - 2.3%
13,814	FACC AG (a)	209,555
15,641	Palfinger AG	397,839
3,000	Schoeller-Bleckmann Oilfield Equipment AG	197,126
		804,520
Belgium - 1.0%
4,600	Akka Technologies	232,954
2,935	D'ieteren SA/NV	110,702
		343,656
Brazil - 1.7%
52,480	Duratex SA	160,185
45,922	Estacio Participacoes SA	281,522
33,016	Tupy SA	171,650
		613,357
Canada - 2.5%
9,630	CI Financial Corp.	121,892
80,000	Horizon North Logistics, Inc.	105,479
14,200	Intertape Polymer Group, Inc.	175,992
24,100	Martinrea International, Inc.	191,712
2,360	The North West Co., Inc.	54,315
60,780	TORC Oil & Gas, Ltd.	194,556
167,300	Trevali Mining Corp. (a)	50,857
		894,803
China - 2.6%
490,040	China BlueChemical, Ltd., Class H	153,949
604,000	China Communications Services Corp., Ltd.	499,830
606,000	Goodbaby International Holdings, Ltd.	190,379
22,380	Minth Group, Ltd.	72,166
		916,324
Cyprus - 0.6%
74,500	Atalaya Mining PLC (a)	198,936

Denmark - 1.9%
18,345	GN Store Nord A/S	684,929

Finland - 0.2%
9,000	Ferratum OYJ	82,494

France - 2.9%
6,411	Albioma SA	138,828
11,950	Elis SA (a)	199,214
15,000	FIGEAC-AERO (a)	189,049
6,061	Kaufman & Broad SA	231,942
3,200	LNA Sante SA	159,672
6,029	Maisons du Monde SA (a)(b)	115,428
		1,034,133
Germany - 6.0%
14,938	ADVA Optical Networking SE (a)	107,056
3,870	CANCOM SE	127,080
16,963	Deutz AG	99,995
12,400	FinTech Group AG (a)	240,956
4,050	Gerresheimer AG	265,656
12,362	Hamburger Hafen und Logistik AG	245,458

Shares	Security Description	Value
Germany - 6.0% (continued)
4,505	Jenoptik AG	$117,581
3,347	Nemetschek SE	367,184
6,994	Siltronic AG	578,566
		2,149,532
Guernsey - 0.6%
74,807	SafeCharge International Group, Ltd.	224,070

Hong Kong - 3.4%
20,030	ASM Pacific Technology, Ltd.	192,997
198,600	SJM Holdings, Ltd.	185,145
112,500	SmarTone Telecommunications Holdings, Ltd.	124,705
1,185,770	Tongda Group Holdings, Ltd.	118,115
181,000	Towngas China Co., Ltd. (a)	134,297
120,000	Vitasoy International Holdings, Ltd.	457,442
		1,212,701
Indonesia - 0.6%
1,156,010	Ciputra Development Tbk PT	81,194
177,900	Semen Indonesia Persero Tbk PT	142,271
		223,465
Ireland - 1.3%
86,670	C&C Group PLC	270,598
141,000	Hibernia REIT PLC	202,262
		472,860
Israel - 0.3%
857	Delek Group, Ltd.	122,848

Italy - 1.3%
75,200	Cairo Communication SpA	295,099
15,770	Zignago Vetro SpA	153,582
		448,681
Japan - 29.8%
33,200	Aeon Mall Co., Ltd.	529,782
13,450	Alps Alpine Co., Ltd.	261,993
11,220	Credit Saison Co., Ltd.	132,157
1,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	24,862
6,640	DIC Corp.	204,159
3,400	Digital Arts, Inc.	189,225
7,110	Dip Corp.	116,830
7,040	FCC Co., Ltd.	165,522
4,900	F-Tech, Inc.	40,995
11,555	Fumakilla, Ltd.	121,659
8,100	Glory, Ltd.	182,833
18,100	Gurunavi, Inc.	112,294
3,700	Hirata Corp.	165,581
12,900	Infomart Corp.	118,284
15,500	Internet Initiative Japan, Inc.	351,704
8,400	Lasertec Corp.	214,742
13,818	Makino Milling Machine Co., Ltd.	490,416
14,600	Marui Group Co., Ltd.	284,128
2,000	Maruzen Showa Unyu Co., Ltd.	50,180
15,400	Matsumotokiyoshi Holdings Co., Ltd.	472,798
16,400	Meidensha Corp.	206,936
7,000	Milbon Co., Ltd.	285,480
7,800	Nagase & Co., Ltd.	107,814
28,820	Nakano Corp.	131,209
7,900	Nihon Chouzai Co., Ltd.	229,205
10,900	Nippon Ceramic Co., Ltd.	234,101
48,400	Nippon Suisan Kaisha, Ltd.	271,134
12,800	NS Solutions Corp.	308,307
4,700	Onoken Co., Ltd.	69,082
13,900	Optex Group Co., Ltd.	216,353
22,400	Poletowin Pitcrew Holdings, Inc.	189,451

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares	Security Description	Value
Japan - 29.8% (continued)
21,600	Rohto Pharmaceutical Co., Ltd.	$591,214
11,810	Sanwa Holdings Corp.	134,580
1,510	SCSK Corp.	53,591
26,300	Seikitokyu Kogyo Co., Ltd.	145,651
1,500	Shinagawa Refractories Co., Ltd.	51,457
15,230	Shinnihon Corp.	144,790
1,900	Studio Alice Co., Ltd.	39,714
43,700	Sumitomo Forestry Co., Ltd.	574,134
26,400	Sun Frontier Fudousan Co., Ltd.	256,280
4,000	Sun-Wa Technos Corp.	37,553
6,100	Taiyo Holdings Co., Ltd.	172,250
7,700	Takaoka Toko Co., Ltd.	96,527
7,600	Take and Give Needs Co., Ltd.	119,889
2,900	Tamron Co., Ltd.	41,540
35,320	The Chiba Bank, Ltd.	197,860
2,000	The Miyazaki Bank, Ltd.	53,100
21,100	Toyo Construction Co., Ltd.	72,769
5,700	United Arrows, Ltd.	182,797
1,600	V Technology Co., Ltd.	181,598
16,100	Yamazen Corp.	151,592
31,800	Yonex Co., Ltd.	172,919
5,000	Yorozu Corp.	63,090
6,300	Yuasa Trading Co., Ltd.	180,772
45,000	Yumeshin Holdings Co., Ltd.	325,168
14,300	Zojirushi Corp.	125,902
		10,645,953
Luxembourg - 0.4%
5,746	Ternium SA, ADR	155,717
Malaysia - 0.3%
135,760	Genting Malaysia Bhd	99,212
Mexico - 2.5%
131,279	Grupo Aeroportuario del Centro Norte SAB de CV	626,543
760	Grupo Aeroportuario del Sureste SAB de CV, ADR	114,456
20,900	Grupo Comercial Chedraui SA de CV	41,998
100,740	PLA Administradora Industrial S de RL de CV REIT	119,852
		902,849
Netherlands - 2.2%
14,137	Intertrust NV (b)	237,941
20,085	Philips Lighting NV (b)	471,063
10,000	Wessanen	91,488
		800,492
New Zealand - 0.7%
104,158	Vista Group International, Ltd.	262,166
Norway - 0.9%
24,500	Hoegh LNG Holdings, Ltd.	108,098
10,071	Norway Royal Salmon ASA	208,490
625	TGS NOPEC Geophysical Co. ASA	15,093
		331,681
Philippines - 0.8%
3,920,500	Filinvest Land, Inc.	105,123
104,410	Metropolitan Bank & Trust Co.	160,730
		265,853
Portugal - 0.8%
19,417	Altri SGPS SA	129,033
25,920	NOS SGPS SA	157,250
		286,283

Shares	Security Description	Value
South Africa - 0.7%
80,000	Life Healthcare Group Holdings, Ltd.	$146,794
18,260	Truworths International, Ltd.	111,813
		258,607
South Korea - 1.3%
1,386	Cosmax, Inc. (a)	161,481
23,660	DGB Financial Group, Inc. (a)	176,209
930	SK Materials Co., Ltd. (a)	125,856
		463,546
Spain - 0.4%
5,064	Cia de Distribucion Integral Logista Holdings SA	126,833
Sweden - 6.5%
47,531	Betsson AB (a)	391,491
7,619	BioGaia AB	272,938
8,680	Bulten AB	86,379
7,242	Evolution Gaming Group AB (b)	416,317
30,000	Humana AB	203,093
27,660	Husqvarna AB	205,040
3,208	Lifco AB, Class B	118,541
22,540	Nobina AB (b)	152,336
3,354	Nolato AB, Class B	138,694
217,480	Opus Group AB	117,292
10,449	Tethys Oil AB	76,361
5,000	Troax Group AB	143,575
		2,322,057
Switzerland - 1.4%
1,531	Kardex AG (a)	176,636
2,820	Valiant Holding AG	309,858
13	Vetropack Holding AG	26,585
		513,079
Taiwan - 1.7%
32,020	Advantech Co., Ltd.	219,286
66,280	FLEXium Interconnect, Inc.	160,649
238,320	King's Town Bank Co., Ltd.	223,689
		603,624
United Kingdom - 12.5%
5,800	accesso Technology Group PLC (a)	107,194
78,000	Biffa PLC (b)	194,662
320,823	boohoo.com plc (a)	660,407
32,000	Clipper Logistics PLC	91,771
11,700	CVS Group PLC	98,648
24,826	Dialog Semiconductor PLC (a)	641,136
3,818	EMIS Group PLC	44,430
14,232	Greggs PLC	229,654
96,705	Gulf Keystone Petroleum, Ltd. (a)	223,101
43,540	Halfords Group PLC	141,515
43,590	Howden Joinery Group PLC	242,019
10,725	JD Sports Fashion PLC	47,681
21,310	John Wood Group PLC	137,493
79,760	McCarthy & Stone PLC (b)	141,005
55,850	Merlin Entertainments PLC (b)	226,017
30,000	Polypipe Group plc	125,191
114,347	QinetiQ Group PLC	417,419
37,219	Redde PLC	80,647
32,352	Safestore Holdings PLC REIT	208,860
3,000	Stallergenes Greer PLC (a)	97,274
37,058	Tyman PLC	111,000
53,000	Urban & Civic PLC	176,991
		4,444,115
Total Common Stock (Cost $40,128,319)		34,641,506

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares	Security Description	Rate	Value
Preferred Stock - 0.3%
Brazil - 0.3%
20,184	Alpargatas SA (Cost $83,834)	0.07%	$88,636
Total Equity Securities (Cost $40,212,153)			34,730,142

Shares	Security Description	Value
Money Market Fund - 1.6%
581,948	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 2.27% (c) (Cost $581,948)	581,948
Investments, at value - 98.9% (Cost $40,794,101)		$35,312,090
Other Assets & Liabilities, Net - 1.1%		384,489
Net Assets - 100.0%		$35,696,579

ADR	American Depositary Receipt
PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,954,769 or 5.5% of net assets.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$1,732,130	$–	$–	$1,732,130
Austria	804,520	–	–	804,520
Belgium	343,656	–	–	343,656
Brazil	613,357	–	–	613,357
Canada	894,803	–	–	894,803
China	916,324	–	–	916,324
Cyprus	198,936	–	–	198,936
Denmark	684,929	–	–	684,929
Finland	82,494	–	–	82,494
France	1,034,133	–	–	1,034,133
Germany	2,149,532	–	–	2,149,532
Guernsey	224,070	–	–	224,070
Hong Kong	1,212,701	–	–	1,212,701
Indonesia	223,465	–	–	223,465
Ireland	472,860	–	–	472,860
Israel	122,848	–	–	122,848
Italy	448,681	–	–	448,681
Japan	10,645,953	–	–	10,645,953
Luxembourg	155,717	–	–	155,717
Malaysia	99,212	–	–	99,212
Mexico	902,849	–	–	902,849
Netherlands	800,492	–	–	800,492
New Zealand	262,166	–	–	262,166
Norway	331,681	–	–	331,681
Philippines	265,853	–	–	265,853
Portugal	286,283	–	–	286,283
South Africa	258,607	–	–	258,607
South Korea	463,546	–	–	463,546
Spain	126,833	–	–	126,833
Sweden	2,322,057	–	–	2,322,057
Switzerland	513,079	–	–	513,079
Taiwan	603,624	–	–	603,624
United Kingdom	4,444,115	–	–	4,444,115
Preferred Stock
Brazil	88,636	–	–	88,636
Money Market Fund	–	581,948	–	581,948
Investments at Value	$34,730,142	$581,948	$–	$35,312,090

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

PORTFOLIO HOLDINGS
% of Total Investments
Australia	4.9%
Austria	2.3%
Belgium	1.0%
Brazil	1.7%
Canada	2.5%
China	2.6%
Cyprus	0.6%
Denmark	1.9%
Finland	0.2%
France	2.9%
Germany	6.1%
Guernsey	0.6%
Hong Kong	3.4%
Indonesia	0.6%
Ireland	1.3%
Israel	0.4%
Italy	1.3%
Japan	30.2%
Luxembourg	0.4%
Malaysia	0.3%
Mexico	2.6%
Netherlands	2.3%
New Zealand	0.7%
Norway	0.9%
Philippines	0.8%
Portugal	0.8%
South Africa	0.7%
South Korea	1.3%
Spain	0.4%
Sweden	6.6%
Switzerland	1.5%
Taiwan	1.7%
United Kingdom	12.6%
Preferred Stock	0.3%
Money Market Fund	1.6%
100.0%

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

ASSETS
Investments, at value (Cost $40,794,101)	$35,312,090
Foreign currency (Cost $343,805)	350,080
Receivables:
Fund shares sold	8,037
Investment securities sold	177,843
Dividends	80,060
Prepaid expenses	11,139
Total Assets	35,939,249
LIABILITIES
Payables:
Investment securities purchased	79,119
Fund shares redeemed	120,782
Accrued Liabilities:
Investment adviser fees	5,401
Fund services fees	8,739
Other expenses	28,629
Total Liabilities	242,670
NET ASSETS	$35,696,579
COMPONENTS OF NET ASSETS
Paid-in capital	$44,900,392
Distributable earnings	(9,203,813)
NET ASSETS	$35,696,579
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	4,537,143
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $35,696,579)	$7.87

*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $44,525)	$316,891
Total Investment Income	316,891
EXPENSES
Investment adviser fees	265,460
Fund services fees	72,053
Custodian fees	27,563
Registration fees	9,679
Professional fees	30,522
Trustees' fees and expenses	2,170
Other expenses	47,288
Total Expenses	454,735
Fees waived	(122,910)
Net Expenses	331,825
NET INVESTMENT LOSS	(14,934)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments	(2,626,228)
Foreign currency transactions	(38,738)
Net realized loss	(2,664,966)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,550,903)
Foreign currency translations	21,658
Net change in unrealized appreciation (depreciation)	(7,529,245)
NET REALIZED AND UNREALIZED LOSS	(10,194,211)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,209,145)

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

OPERATIONS	For the Six Months Ended December 31, 2018	For the Year Ended June 30, 2018
Net investment income (loss)	$(14,934)	$380,066
Net realized gain (loss)	(2,664,966)	4,676,716
Net change in unrealized appreciation (depreciation)	(7,529,245)	(2,320,959)
Increase (Decrease) in Net Assets Resulting from Operations	(10,209,145)	2,735,823

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(532,942)	(2,541,258)*
Total Distributions to Shareholders	(532,942)	(2,541,258)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	2,841,200	4,867,589
Reinvestment of distributions:
Institutional Shares	532,942	2,541,258
Redemption of shares:
Institutional Shares	(4,934,501)	(5,944,619)
Redemption fees:
Institutional Shares	11	43
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,560,348)	1,464,271
Increase (Decrease) in Net Assets	(12,302,435)	1,658,836

NET ASSETS
Beginning of Period	47,999,014	46,340,178
End of Period	$35,696,579	$47,999,014 **
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	307,625	459,848
Reinvestment of distributions:
Institutional Shares	68,151	242,950
Redemption of shares:
Institutional Shares	(559,839)	(566,179)
Increase (Decrease) in Shares	(184,063)	136,619

*	Distribution was the result of net investment income as of June 30, 2018.

**	Includes distributions in excess of net investment income of $(15,461) at June 30, 2018. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

See Notes to Financial Statements.

ACUITAS INTERNATIONAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended December 31,		For the Years Ended June 30,			July 18, 2014 (a) Through June 30,
	2018		2018	2017	2016	2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.17		$10.11	$8.78	$9.79	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.00	)(c)	0.08	0.09	0.12	0.08
Net realized and unrealized gain (loss)	(2.18)		0.54	1.43	(0.85)	(0.27)
Total from Investment Operations	(2.18)		0.62	1.52	(0.73)	(0.19)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.12)		(0.56)	(0.19)	(0.28)	(0.02)
Total Distributions to Shareholders	(0.12)		(0.56)	(0.19)	(0.28)	(0.02)
REDEMPTION FEES(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
NET ASSET VALUE, End of Period	$7.87		$10.17	$10.11	$8.78	$9.79
TOTAL RETURN	(21.44	)%(d)	5.94%	17.57%	(7.57)%	(1.91	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$35,697		$47,999	$46,340	$42,674	$46,653
Ratios to Average Net Assets:
Net investment income (loss)	(0.07	)%(e)	0.77%	0.91%	1.35%	0.91	%(e)
Net expenses	1.50	%(e)	1.50%	1.50%	1.50%	1.50	%(e)
Gross expenses (f)	2.06	%(e)	1.99%	2.04%	2.15%	2.40	%(e)
PORTFOLIO TURNOVER RATE	56	%(d)	144%	105%	104%	112	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares	Security Description	Value
Common Stock - 99.0%
Consumer Discretionary - 9.9%
4,500	America's Car-Mart, Inc. (a)	$326,025
50,110	Aspen Group, Inc. (a)	274,603
5,100	BJ's Restaurants, Inc.	257,907
17,800	Care.com, Inc. (a)	343,718
20,567	Carriage Services, Inc.	318,789
15,199	Chuy's Holdings, Inc. (a)	269,630
13,104	Conn's, Inc. (a)	247,141
17,694	CRA International, Inc.	752,880
15,400	Crocs, Inc. (a)	400,092
5,700	Genesco, Inc. (a)	252,510
26,200	J. Jill, Inc. (a)	139,646
14,700	K12, Inc. (a)	364,413
7,100	Monarch Casino & Resort, Inc. (a)	270,794
14,600	Points International, Ltd. (a)	145,416
16,394	QuinStreet, Inc. (a)	266,075
102,040	TravelCenters of America, LLC (a)	383,670
14,900	Vera Bradley, Inc. (a)	127,693
8,832	Winmark Corp.	1,404,288
5,800	Winnebago Industries, Inc.	140,418
10,000	Zumiez, Inc. (a)	191,700
		6,877,408
Consumer Staples - 0.8%
20,913	Craft Brew Alliance, Inc. (a)	299,265
700	Medifast, Inc.	87,514
5,000	Seneca Foods Corp., Class A (a)	141,100
		527,879
Energy - 6.3%
85,300	Abraxas Petroleum Corp. (a)	92,977
5,738	CONSOL Energy, Inc. (a)	181,952
120,667	Midstates Petroleum Co., Inc. (a)	906,209
49,597	Natural Gas Services Group, Inc. (a)	815,375
18,800	North American Construction Group, Ltd.	167,320
59,700	Northern Oil and Gas, Inc. (a)	134,922
63,060	Par Pacific Holdings, Inc. (a)	894,191
4,900	Renewable Energy Group, Inc. (a)	125,930
168,898	Rosehill Resources, Inc. (a)	376,642
24,700	SunCoke Energy, Inc. (a)	211,185
19,443	Unit Corp. (a)	277,646
50,900	W&T Offshore, Inc. (a)	209,708
		4,394,057
Financial Services - 19.9%
25,800	Arbor Realty Trust, Inc. REIT	259,806
49,990	B. Riley Financial, Inc.	709,858
15,926	Braemar Hotels & Resorts, Inc. REIT	142,219
26,340	Bryn Mawr Bank Corp.	906,096
14,900	CatchMark Timber Trust, Inc., Class A REIT	105,790
10,900	Central Valley Community Bancorp	205,683
18,600	Crawford & Co., Class B	167,400
2,392	Diamond Hill Investment Group, Inc. (a)	357,484
63,690	Donnelley Financial Solutions, Inc. (a)	893,571
11,100	Enterprise Financial Services Corp.	417,693
16,800	EZCORP, Inc., Class A (a)	129,864
5,900	Federal Agricultural Mortgage Corp., Class C	356,596
16,814	FedNat Holding Co.	334,935
11,600	Financial Institutions, Inc.	298,120
17,300	First Defiance Financial Corp.	424,023
10,300	First Internet Bancorp	210,532
10,900	Flushing Financial Corp.	234,677
39,427	Fortress Transportation & Infrastructure Investors, LLC	565,383

Shares	Security Description	Value
Financial Services - 19.9% (continued)
6,400	FS Bancorp, Inc.	$274,432
30,278	Global Self Storage, Inc. REIT	118,690
64,136	Great Elm Capital Corp.	503,468
10,879	Health Insurance Innovations, Inc.,Class A (a)	290,796
18,850	Horizon Bancorp	297,453
15,600	Independent Bank Corp.	327,912
8,300	Methode Electronics, Inc.	193,307
14,806	Midland States Bancorp, Inc.	330,766
20,552	NMI Holdings, Inc., Class A (a)	366,853
34,840	Northrim BanCorp, Inc.	1,145,191
28,000	OFG Bancorp	460,880
7,900	Old Line Bancshares, Inc.	207,928
28,900	On Deck Capital, Inc. (a)	170,510
12,087	Premier Financial Bancorp, Inc.	180,217
46,504	Pzena Investment Management, Inc., Class A	402,260
15,454	Ready Capital Corp. REIT	213,729
61,900	Syncora Holdings, Ltd. (a)	242,648
51,699	Tier REIT, Inc.	1,066,550
13,616	TriState Capital Holdings, Inc. (a)	264,967
		13,778,287
Health Care - 20.4%
3,000	Addus HomeCare Corp. (a)	203,640
16,527	Aldeyra Therapeutics, Inc. (a)	137,174
9,100	AMAG Pharmaceuticals, Inc. (a)	138,229
9,400	AngioDynamics, Inc. (a)	189,222
88,291	Antares Pharma, Inc. (a)	240,152
44,090	Apollo Endosurgery, Inc. (a)	152,110
25,300	Ardelyx, Inc. (a)	45,287
15,200	Arrowhead Pharmaceuticals, Inc. (a)	188,784
26,978	AtriCure, Inc. (a)	825,527
118,882	Avid Bioservices, Inc. (a)	487,416
25,900	BioCryst Pharmaceuticals, Inc. (a)	209,013
28,900	BioScrip, Inc. (a)	103,173
3,100	BioSpecifics Technologies Corp. (a)	187,860
17,542	BioTelemetry, Inc. (a)	1,047,608
17,200	Calithera Biosciences, Inc. (a)	68,972
13,275	Cardiovascular Systems, Inc. (a)	378,205
40,942	Castlight Health, Inc., Class B (a)	88,844
13,200	Champions Oncology, Inc. (a)	103,092
16,000	ChemoCentryx, Inc. (a)	174,560
9,900	Concert Pharmaceuticals, Inc. (a)	124,245
23,865	Cutera, Inc. (a)	406,182
21,448	Dynavax Technologies Corp. (a)	196,249
23,184	Electromed, Inc. (a)	118,007
51,900	Harvard Bioscience, Inc. (a)	165,042
3,300	IntriCon Corp. (a)	87,054
47,800	MEI Pharma, Inc. (a)	126,192
38,446	NeoGenomics, Inc. (a)	484,804
31,811	Nuvectra Corp. (a)	519,792
10,050	PetIQ, Inc. (a)	235,874
55,352	Pfenex, Inc. (a)	176,573
13,820	Psychemedics Corp.	219,323
87,676	Quotient, Ltd. (a)	536,577
6,700	Ra Pharmaceuticals, Inc. (a)	121,940
31,100	RadNet, Inc. (a)	316,287
4,682	Repligen Corp. (a)	246,929
11,233	Retrophin, Inc. (a)	254,203
40,965	SeaSpine Holdings Corp. (a)	747,202
30,092	Sientra, Inc. (a)	382,469
210,600	SIGA Technologies, Inc. (a)	1,663,740
10,785	STAAR Surgical Co. (a)	344,149

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares	Security Description	Value
Health Care -20.4% (continued)
3,374	Supernus Pharmaceuticals, Inc. (a)	$112,084
5,500	Surmodics, Inc. (a)	259,930
2,400	The Providence Service Corp. (a)	144,048
62,208	Veracyte, Inc. (a)	782,577
27,919	ViewRay, Inc. (a)	169,468
22,895	Viking Therapeutics, Inc. (a)	175,147
7,451	XOMA Corp. (a)	94,255
		14,179,210
Materials & Processing - 4.9%
16,900	American Vanguard Corp.	256,711
86,393	Aspen Aerogels, Inc. (a)	184,017
81,969	Landec Corp. (a)	970,513
10,667	Northern Technologies International Corp.	315,636
33,964	Northwest Pipe Co. (a)	791,022
7,000	Patrick Industries, Inc. (a)	207,270
22,800	PGT Innovations, Inc. (a)	361,380
15,200	Verso Corp. (a)	340,480
		3,427,029
Producer Durables - 22.4%
19,517	Allied Motion Technologies, Inc.	872,215
20,700	American Outdoor Brands Corp. (a)	266,202
8,100	ArcBest Corp.	277,506
25,410	Argan, Inc.	961,514
10,400	Atkore International Group, Inc. (a)	206,336
6,400	Canadian Solar, Inc. (a)	91,776
9,100	Columbus McKinnon Corp.	274,274
24,000	Commercial Vehicle Group, Inc. (a)	136,800
9,900	Covenant Transportation Group, Inc., Class A (a)	190,080
52,188	Energy Recovery, Inc. (a)	351,225
13,388	Gaming Partners International Corp. (a)	174,044
8,700	Global Brass & Copper Holdings, Inc.	218,805
13,020	GP Strategies Corp. (a)	164,182
4,897	Graham Corp.	111,847
64,822	Great Lakes Dredge & Dock Corp. (a)	429,122
31,834	Hamilton Beach Brands Holding Co., Class A	746,826
2,153	ICF International, Inc.	139,471
68,474	IES Holdings, Inc. (a)	1,064,771
60,174	Kornit Digital, Ltd. (a)	1,126,457
54,185	Limbach Holdings, Inc. (a)(b)	199,401
6,900	Movado Group, Inc.	218,178
18,185	Patriot Transportation Holding, Inc. (a)	354,426
28,165	Perceptron, Inc. (a)	227,010
70,530	Rosetta Stone, Inc. (a)	1,156,692
102,957	Sharps Compliance Corp. (a)	337,699
7,400	SP Plus Corp. (a)	218,596
139,812	Sportsman's Warehouse Holdings, Inc. (a)	612,376
19,900	Star Bulk Carriers Corp. (a)	181,886
8,800	The Gorman-Rupp Co.	285,208
11,411	The Hackett Group, Inc.	182,690
18,100	Titan Machinery, Inc. (a)	238,015
17,396	Transcat, Inc. (a)	330,872
16,304	Tutor Perini Corp. (a)	260,375
46,042	UFP Technologies, Inc. (a)	1,383,102
9,700	Vectrus, Inc. (a)	209,326
12,756	Vishay Precision Group, Inc. (a)	385,614
3,500	VSE Corp.	104,685
221,205	Yatra Online, Inc. (a)	889,244
		15,578,848

Shares	Security Description	Value
Technology - 13.5%
46,810	Adesto Technologies Corp. (a)	$205,964
11,300	Agilysys, Inc. (a)	162,042
30,204	Aquantia Corp. (a)	264,889
12,222	AstroNova, Inc.	229,163
9,100	Attunity, Ltd. (a)	179,088
23,920	CalAmp Corp. (a)	311,199
11,021	Carbonite, Inc. (a)	278,390
42,800	Ceragon Networks, Ltd. (a)	161,784
6,562	Electro Scientific Industries, Inc. (a)	196,598
12,359	Five9, Inc. (a)	540,336
37,786	Ichor Holdings, Ltd. (a)	615,912
37,600	Inseego Corp. (a)	156,040
17,100	Kimball Electronics, Inc. (a)	264,879
59,083	Leaf Group, Ltd. (a)	404,719
70,850	Limelight Networks, Inc. (a)	165,789
44,971	MiX Telematics, Ltd., ADR	703,796
20,700	Net 1 UEPS Technologies, Inc. (a)	97,083
29,036	Perficient, Inc. (a)	646,341
72,324	Photronics, Inc. (a)	700,096
27,786	PlayAGS, Inc. (a)	639,078
85,063	Quantenna Communications, Inc. (a)	1,220,654
13,000	Rudolph Technologies, Inc. (a)	266,110
6,200	ScanSource, Inc. (a)	213,156
92,859	Telaria, Inc. (a)	253,505
30,600	The Rubicon Project, Inc. (a)	114,138
15,500	Unisys Corp. (a)	180,265
36,600	Zix Corp. (a)	209,718
		9,380,732
Utilities - 0.9%
72,500	Atlantic Power Corp. (a)	157,325
20,748	Boingo Wireless, Inc. (a)	426,786
		584,111
Total Common Stock (Cost $72,801,581)		68,727,561

Money Market Fund - 0.0%
10,134	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 2.27% (c) (Cost $10,134)	10,134
Investments, at value - 99.0% (Cost $72,811,715)		$68,737,695
Other Assets & Liabilities, Net - 1.0%		717,048
Net Assets - 100.0%		$69,454,743

ADR	American Depositary Receipt
LLC	Limited Liability Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$68,727,561
Level 2 - Other Significant Observable Inputs	10,134
Level 3 - Significant Unobservable Inputs	–
Total	$68,737,695

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

PORTFOLIO HOLDINGS
% of Total Investments
Consumer Discretionary	10.0%
Consumer Staples	0.8%
Energy	6.4%
Financial Services	20.0%
Health Care	20.6%
Materials & Processing	5.0%
Producer Durables	22.7%
Technology	13.6%
Utilities	0.9%
Money Market Fund	0.0%
100.0%

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

ASSETS
Investments, at value (Cost $72,811,715)	$68,737,695
Receivables:
Fund shares sold	70,547
Investment securities sold	1,669,159
Dividends	46,247
Prepaid expenses	11,578
Total Assets	70,535,226
LIABILITIES
Payables:
Investment securities purchased	111,870
Fund shares redeemed	355
Due to custodian	858,012
Accrued Liabilities:
Investment adviser fees	74,116
Trustees’ fees and expenses	35
Fund services fees	15,509
Other expenses	20,586
Total Liabilities	1,080,483
NET ASSETS	$69,454,743
COMPONENTS OF NET ASSETS
Paid-in capital	$77,705,909
Distributable earnings	(8,251,166)
NET ASSETS	$69,454,743
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	7,672,906
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $69,454,743)	$9.05

*	Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED DECEMBER 31, 2018

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,540)	$460,169
Total Investment Income	460,169
EXPENSES
Investment adviser fees	723,781
Fund services fees	103,282
Shareholder service fees	52,661
Custodian fees	9,502
Registration fees	9,624
Professional fees	21,546
Trustees' fees and expenses	2,371
Other expenses	18,184
Total Expenses	940,951
Fees waived	(62,073)
Net Expenses	878,878
NET INVESTMENT LOSS	(418,709)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments	5,606,322
Net change in unrealized appreciation (depreciation) on:
Investments	(24,613,512)
Foreign currency translations	(9)
Net change in unrealized appreciation (depreciation)	(24,613,521)
NET REALIZED AND UNREALIZED LOSS	(19,007,199)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(19,425,908)

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2018	For the Year Ended June 30, 2018
OPERATIONS
Net investment loss	$(418,709)	$(888,475)
Net realized gain	5,606,322	10,834,970
Net change in unrealized appreciation (depreciation)	(24,613,521)	5,420,770
Increase (Decrease) in Net Assets Resulting from Operations	(19,425,908)	15,367,265

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(16,940,075)	(3,399,933)*
Total Distributions to Shareholders	(16,940,075)	(3,399,933)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	4,773,932	14,489,617
Reinvestment of distributions:
Institutional Shares	16,893,918	3,399,574
Redemption of shares:
Institutional Shares	(24,187,633)	(9,207,906)
Redemption fees:
Institutional Shares	1,344	219
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,518,439)	8,681,504
Increase (Decrease) in Net Assets	(38,884,422)	20,648,836

NET ASSETS
Beginning of Period	108,339,165	87,690,329
End of Period	$69,454,743	$108,339,165 **

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	365,996	1,094,290
Reinvestment of distributions:
Institutional Shares	1,799,139	257,543
Redemption of shares:
Institutional Shares	(2,135,713)	(686,187)
Increase in Shares	29,422	665,646

*	Distribution was the result of net realized gains at June 30, 2018.
**	Includes accumulated net investment loss of $(47,511) at June 30, 2018. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

See Notes to Financial Statements.

ACUITAS US MICROCAP FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended December 31,		For the Years Ended June 30,			July 18, 2014 (a) Through June 30,
	2018		2018	2017	2016	2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$14.17		$12.57	$10.38	$11.27	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)		(0.12)	(0.09)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	(2.50)		2.19	2.39	(0.41)	1.34
Total from Investment Operations	(2.55)		2.07	2.30	(0.49)	1.27

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(2.57)		(0.47)	(0.11)	(0.40)	–
Total Distributions to Shareholders	(2.57)		(0.47)	(0.11)	(0.40)	–

REDEMPTION FEES(b)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
NET ASSET VALUE, End of Period	$9.05		$14.17	$12.57	$10.38	$11.27
TOTAL RETURN	(18.67	)%(d)	16.77%	22.21%	(4.27)%	12.70	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$69,455		$108,339	$87,690	$66,156	$37,823
Ratios to Average Net Assets:
Net investment loss	(0.81	)%(e)	(0.91)%	(0.78)%	(0.80)%	(0.74	)%(e)
Net expenses	1.70	%(e)	1.70%	1.70%	1.70%	1.70	%(e)
Gross expenses (f)	1.82	%(e)	1.80%	1.86%	2.04%	2.37	%(e)
PORTFOLIO TURNOVER RATE	106	%(d)	48%	50%	52%	58	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

Note 1. Organization

Acuitas International Small Cap Fund and Acuitas US Microcap Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investors Shares. As of December 31, 2018, Investor Shares had not commenced operations. Each Fund seeks capital appreciation. Each Fund commenced operations on July 18, 2014.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price, will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the“Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of December 31, 2018, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – The Acuitas International Small Cap Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to each Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Funds, if any, are reflected on the Statements of Changes in Net Assets.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Note 3. Fees and Expenses

Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.20% and 1.40% of the average daily net assets of Acuitas International Small Cap Fund and Acuitas US Microcap Fund, respectively.

Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Funds pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 4. Expense Reimbursement and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2019, for Acuitas International Small Cap Fund. The Adviser has also contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.70% and Investor Shares to 1.95% through November 1, 2019, for Acuitas US Microcap Fund. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2018, the fees waived and/or reimbursed expenses were as follows:

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

	Investment Adviser Fees Waived	Other Waivers	Total Fees Waived and Expenses Reimbursed
Acuitas International Small Cap Fund	$116,141	$6,769	$122,910
Acuitas US Microcap Fund	52,413	9,660	62,073

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2018, $690,992 and $300,182 are subject to recapture by the Adviser for the Acuitas International Small Cap Fund and the Acuitas US Microcap Fund, respectively. Other waivers are not eligible for recoupment.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2018, were as follows:

	Purchases	Sales
Acuitas International Small Cap Fund	$23,767,567	$25,941,226
Acuitas US Microcap Fund	104,887,896	122,578,534

Note 6. Federal Income Tax

As of December 31, 2018, the cost for federal income tax purposes is substantially the same for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Acuitas International Small Cap Fund	$936,452	$(6,418,463)	$(5,482,011)
Acuitas US Microcap Fund	7,525,574	(11,599,594)	(4,074,020)

As of June 30, 2018, distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital and Other Losses	Unrealized Appreciation	Total
Acuitas International Small Cap Fund	$532,926	$–	$(301,763)	$1,307,111	$1,538,274
Acuitas US Microcap Fund	335,697	7,586,662	–	20,192,458	28,114,817

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to currency contracts, investments in passive foreign investment companies (“PFIC”) and wash sales in the Acuitas International Small Cap Fund and investments in PFICs, equity return of capital, partnerships, real estate investment trusts and wash sales in the Acuitas US Microcap Fund.

As of June 30, 2018, the Acuitas International Small Cap Fund and Acuitas US Microcap Fund had $301,763 and $0, respectively, of available short-term capital loss carryforwards and $0 and $0, respectively of available long-term capital loss carryforwards that have no expiration date.

Note 7. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted and the Funds have adopted ASU 2018-13 within these financial statements.

ACUITAS FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which includes: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These changes were effective November 5, 2018. These amendments are reflected in the Funds' financial statements for the period ended December 31, 2018.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018

Investment Advisory Agreement Approval

Acuitas International Small Cap Fund (the “Fund”) – Cedar Street Asset Management, LLC.

At the September 13, 2018 Board meeting (the “September meeting”), the Board, including the Independent Trustees, met in person and considered the approval of a new investment subadvisory agreement between the Adviser and Cedar Street Asset Management (“CSAM,” or the “Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). In preparation for its deliberations at the September meeting, the Board requested and reviewed written responses from the Subadviser to a due diligence questionnaire circulated on the Board's behalf concerning the Subadviser’s personnel, operations, financial condition, performance, compensation, and services to be provided to a portion of the Fund (the “Sleeve”) by the Subadviser. The Board also discussed the materials with Fund/Trustee Counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser and Subadviser and was assisted by the advice of Fund/Trustee Counsel. At the December 6, 2018 Board meeting, the Board, including the Independent Trustees, approved certain revisions to the Subadvisory Agreement.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff. The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreement.

Cost of Services and Profitability

The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.

Performance

Recognizing that the Subadviser was new and had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing a strategy similar to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the Fund and its shareholders.

Compensation

The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that, although the subadvisory fee received by the Subadviser would be higher than the subadvisory fee received by DRZ, the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board considered information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, and also noted the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, shareholders would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.

Other Benefits

The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

In February 2019, the Adviser and CSAM agreed to terminate the Subadvisery Agreement before CSAM began managing any of the Fund’s assets.

Acuitas International Small Cap Fund (the “Fund”) – Lazard Asset Managements, LLC.

At the September 13, 2018 Board meeting (the “September meeting”), the Board, including the Independent Trustees, met in person and considered the approval of a new investment subadvisory agreement between the Adviser and Lazard Asset Management (“Lazard,” or the “Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Subadviser to a due diligence questionnaire circulated on the Board's behalf concerning the Subadviser’s personnel, operations, financial condition, performance, compensation, and services to be provided to a portion of the Fund (the “Sleeve”) by the Subadviser. The Board also discussed the materials with Fund/Trustee Counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser and Subadviser and was assisted by the advice of Fund/Trustee Counsel.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff. The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreement.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018

Costs of Services and Profitability

The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.

Performance

Recognizing that the Subadviser was new and had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing a strategy similar to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the Fund and its shareholders.

Compensation

The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that, although the subadvisory fee received by the Subadviser would be higher than the subadvisory fee received by DRZ, the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board considered information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, and also noted the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, shareholders would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.

Other Benefits

The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

In February 2019, the Adviser and Lazard agreed to terminate the Subadvisery Agreement before Lazard began managing any of the Fund’s assets.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018

Acuitas International Small Cap Fund (the “Fund”) – Pzena Investment Management

At the December 6, 2018 Board meeting (the “December meeting”), the Board, including the Independent Trustees, met in person and considered the approval of a new investment subadvisory agreement between Acuitas Investments, LLC (“Adviser”) and Pzena Investment Management (“Pzena,” or the “Subadviser”) pertaining to the Fund (the “Subadvisory Agreement”). The Subadvisory Agreement was being considered in connection with the anticipated termination of a subadvisory agreement between the Algert Global, LLC (“Algert”) due to the change in Algert’s investment philosophy and characteristics in managing a portion of the Fund (the “Sleeve”). In preparation for its deliberations, the Board requested and reviewed written responses from the Subadviser to a due diligence questionnaire circulated on the Board's behalf concerning the Subadviser’s personnel, operations, financial condition, performance, compensation, and services to be provided to the Sleeve by the Subadviser. The Board also discussed the materials with Fund/Trustee Counsel and, as necessary, with the Trust's administrator, Atlantic Fund Services. During its deliberations, the Board received an oral presentation from the Adviser and Subadviser and was assisted by the advice of Fund/Trustee Counsel.

Nature, Extent and Quality of Services

The Board received a presentation from senior representatives of the Subadviser and the Adviser and discussed the Subadviser’s personnel, operations and financial condition. In this context, the Board considered the adequacy of the Subadviser’s resources and the quality of services to be provided by the Subadviser under the Subadvisory Agreement. The Board reviewed information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Subadviser who would have responsibility for the Sleeve. The Board considered the investment philosophy and decision-making processes of those professionals and the capability and integrity of the Subadviser’s senior management and staff. The Board also evaluated the anticipated quality of the Subadviser’s services with respect to regulatory compliance and compliance with client investment policies and restrictions. In addition, the Board took into consideration the Adviser’s recommendation with respect to the Subadviser. The Board noted the Subadviser’s representation that it is financially stable and able to provide investment advisory services to the Fund. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services to be provided to the Fund by the Subadviser under the Subadvisory Agreement.

Costs of Services and Profitability

The Board noted that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory Agreement. The Board considered information regarding the costs of services provided or profits to be realized by the Subadviser from its relationship with the Fund, noting the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply. The Board concluded that the Subadviser’s profitability was not a material factor in determining whether or not to approve the Subadvisory Agreement.

Performance

Recognizing that the Subadviser was new and had not yet managed any portion of the Fund, the Board evaluated the Adviser’s assessment of the Subadviser’s historical performance in managing a strategy similar to the one to be employed for the Sleeve, noting the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the approval of the Subadvisory Agreement. Based on the Adviser’s evaluation of the Subadviser’s performance and other relevant facts and circumstances, the Board concluded that the Subadviser’s management of the Sleeve could benefit the Fund and its shareholders.

Compensation

The Board reviewed the Subadviser’s proposed compensation for providing subadvisory services to the Fund and noted that, although the subadvisory fee received by the Subadviser would be higher than the subadvisory fee received by Algert, the total advisory fee paid by the Fund would not change because the subadvisory fees are paid by the Adviser and not the Fund. The Board considered information regarding the proposed compensation to be paid to the Subadviser as a result of its relationship with the Fund, and also noted the arm’s-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate that would apply to the Subadviser. As a result, the Board concluded that the proposed compensation for providing subadvisory services to the Fund was not a material factor in considering the approval of the Subadvisory Agreement.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale with respect to the Subadvisory Agreement. The Board noted that because the Adviser, and not the Fund, pays the subadvisory fee, shareholders would not benefit from any economies of scale in the form of breakpoints in the subadvisory fee rate. Based on the foregoing information and other materials presented, the Board concluded that economies of scale were not a material factor in approving the Subadvisory Agreement.

Other Benefits

The Board noted the Subadviser’s representation that, aside from its contractual subadvisory fees, it does not benefit in a material way from its relationship with the Fund. As a result, other benefits accrued by the Subadviser were not a material factor in approving the Subadvisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors; however, in light of the fact that the Fund is a multi-manager Fund for which the Adviser identifies subadvisers whose strategies it seeks to combine to achieve the Fund’s investment objective, the Board gave significant weight to the Adviser’s recommendation that the Subadviser be appointed as a subadviser to the Fund and to the Adviser’s representation that the appointment of the Subadviser would positively contribute to the Adviser successfully executing the overall strategy of the Fund. Based on its review, including consideration of each of the factors referenced above, the Board (including a majority of the Independent Trustees) determined, in the exercise of its reasonable business judgment, that the subadvisory arrangement, as outlined in the Subadvisory Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred by the Fund and such other matters as the Board considered relevant.

In February 2019, the Adviser and Pzena agreed to terminate the Subadvisery Agreement before Pzena began managing any of the Fund’s assets.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 through December 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2018

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2018	Ending Account Value December 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Acuitas International Small Cap Fund
Actual	$1,000.00	$785.58	$6.75	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Acuitas US Microcap Fund
Actual	$1,000.00	$813.34	$7.77	1.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64	1.70%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION

Investment Adviser

Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101

www.acuitasinvestments.com

Transfer Agent

Atlantic Fund Services, LLC

P.O. Box 588

Portland, ME 04112

www.atlanticfundservices.com

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

Acuitas International Small Cap Fund

Acuitas US Microcap Fund

P.O. Box 588

Portland, ME 04112

(844) 805-5628

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

220-SAR-1218

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II
By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 25, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 25, 2019